Acquisitions, Development and Divestitures (Discontinued Operations) (Detail) $ in Millions		1 Months Ended	6 Months Ended
		Nov. 30, 2014 USD ($) Facility MW	Jun. 30, 2015 USD ($)	Jun. 30, 2014 USD ($)
Disposal Group, Including Discontinued Operation, Classified Balance Sheet Disclosures [Abstract]
Current assets			$ 19
PP&E			375
Current liabilities			13
ARO liability			5
Components of Discontinued Operations
Income (Loss) from Discontinued Operations (net of income taxes)			1	$ 3
Sapphire
Components of Discontinued Operations
Operating revenues			8
Operating expenses			7
Income (loss) before income taxes			1
Income (Loss) from Discontinued Operations (net of income taxes)			$ 1
Talen Montana Hydro Sale
Components of Discontinued Operations
Operating revenues				70
Income (loss) before income taxes	[1]			9
Income (Loss) from Discontinued Operations (net of income taxes)	[1]			3
Interest expense	[2]			$ 5
Divestitures - Talen Montana Hydro Sale
Capacity of facility sold | MW		633
Agreed upon sales price for disposal of hydroelectric facilities owned by PPL Montana		$ 900
Number of hydroelectric facilities owned by PPL Montana to be sold | Facility		11

[1]	Includes an impairment charge related to the Kerr Dam Project. See Note 13 for additional information.
[2]	Represents allocated interest expense based upon the discontinued operations share of the net assets of Talen Energy Supply.